FEDERATED INTERMEDIATE CORPORATE BOND FUND
(A Portfolio of Federated Income Securities Trust)

Institutional Shares
_____________________________________________________________________________________________
SUPPLEMENT TO PROSPECTUS DATED JUNE 30, 2009

Please delete the first six paragraphs of the section entitled “How to Purchase Shares” in their entirety and replace with the following:

HOW TO PURCHASE SHARES

Eligible Investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund in the manner described above under “How Is the Fund Sold?”. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where applicable, the required minimum initial investment for Fund Shares is generally $1,000,000.  There is no required minimum subsequent investment amount.  All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus.

Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

December 23, 2009

Cusip 31420C407
41852 (12/09)

FEDERATED SHORT-TERM INCOME FUND
(A Portfolio of Federated Income Securities Trust)

Institutional Shares
Institutional Service Shares
_____________________________________________________________________________________________
SUPPLEMENT TO PROSPECTUSES DATED JUNE 30, 2009

Please delete the first four paragraphs of the section entitled “How to Purchase Shares” in their entirety and replace with the following:

HOW TO PURCHASE SHARES

Eligible Investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund in the manner described above under “How Is the Fund Sold?”. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where applicable, the required minimum initial investment for Fund Shares is generally $1,000,000.  There is no required minimum subsequent investment amount.  All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus.

Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

December 23, 2009

Cusip 31420C209
Cusip 31420C308
41853 (12/09)